Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 8,473,560	$ 8,589,303
Less: accumulated depreciation	(2,993,748)	(2,717,528)
Property and equipment, net	5,479,812	5,871,775
Bakery production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,622,027	1,618,358
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	80,943	85,149
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	653,578	596,579
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,117,012	$ 6,289,217